Other non-cash items (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of cash flows [abstract]
Change in provisions	€ 1,040	€ 394	€ 109
Change in the fair value of retirement benefit obligation	738	57	371
Changes in share-based payment transactions	3,957	9,671	6,413
Call option	0	0	359
Put options from business combinations	1,342	(11,030)	2,835
Impairment of financial assets	0	2,469	2,390
Impairment of tangible and intangible assets	1,265	247	444
Capital loss of tangible and intangible assets	645	925	261
Change in fair value of warrant liability	(10,585)	(602)	(18,928)
ZigZag earn-out reversal	0	0	(9,500)
Acquisition of PPE under construction	0	212	(1,034)
Other	(210)	130	(669)
Total	€ (1,808)	€ 2,473	€ (16,949)